Financial instruments and risk management - Currency Risk, Additional Information (Details) - Currency Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Currency risk sensitivity factor	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit	£ 49	£ 53	£ 61
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income	445	144	57
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit	60	65	74
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive incomee	£ 543	£ 177	£ 70
Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	400.00%	600.00%
U.S. dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	7100.00%	6800.00%
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	1300.00%	1300.00%
UK Sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	1200.00%	1300.00%